Insurance business - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Percentile level of stress over a one-year period	75.00%
Hong Kong
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Percentile level of stress, ultimate risk view	59.00%	60.00%
UK
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Percentile level of stress, ultimate risk view	64.00%	60.00%
Mexico
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Percentile level of stress, ultimate risk view	63.00%	64.00%